SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jan. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to October 31, 2017 through the date these financial statements were issued and has determined that, aside from that set forth below, it does not have any material subsequent events to disclose in these financial statements.

NOTE 11 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to January 31, 2017 through the date these financial statements were issued and has determined that, aside from that set forth below, it does not have any material subsequent events to disclose in these financial statements/

On February 5, 2017, the Company borrowed $55,000 under a promissory note. The note is due on demand has annual interest at 10%. This money is earmarked for the Company’s working capital needs.

On March 24, 2017, the Company received a market effective date from FINRA for its name change from Vopia, Inc. to Drone Guarder, Inc. In connection with the name change, the Company has the following new CUSIP number: 26211L 103 and the Company received a new symbol that better reflects its new name: DRNG.

On April 7, 2017, the Company decided on a new business plan in security surveillance.